Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 49.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$76	$ 77,435
Series 3866, Class DF, 5.19%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	960,745
Series 4102, Class DF, 4.897%, (30-day SOFR Average + 1.264%), 9/15/42(1)	271	268,407
Series 4159, Class FP, 4.647%, (30-day SOFR Average + 1.014%), 11/15/42(1)	611	586,916
Series 4180, Class KF, 4.747%, (30-day SOFR Average + 1.114%), 1/15/43(1)	3,034	2,939,504
Series 4204, Class AF, 4.747%, (30-day SOFR Average + 1.114%), 5/15/43(1)	540	514,114
Series 4223, Class NF, 4.697%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,703,468
Series 4299, Class JG, 2.50%, 7/15/43	296	287,893
Series 4389, Class CA, 3.00%, 9/15/44	1,046	941,530
Series 4619, Class KF, 4.497%, (30-day SOFR Average + 0.864%), 6/15/39(1)	710	680,782
Series 4678, Class PC, 3.00%, 1/15/46	916	864,481
Series 4995, Class ZN, 2.50%, 7/25/50	1,116	584,071
Series 5031, Class Z, 2.50%, 10/25/50	9	4,080
Series 5037, Class ZQ, 2.00%, 11/25/50	823	383,217
Series 5038, Class Z, 2.50%, 10/25/50	4	1,812
Series 5039, Class ZJ, 2.00%, 11/25/50	378	160,337
Series 5058, Class Z, 2.00%, 1/25/51	754	331,976
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	2,697,267
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	3,792,809
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	3,434,881
Series 5093, Class Z, 3.00%, 1/25/51	1	595
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,224
Series 5101, Class EZ, 2.00%, 3/25/51	2,159	1,196,762
Series 5104, Class WZ, 3.00%, 4/25/51	987	583,972
Series 5114, Class ZH, 3.00%, 5/25/51	481	253,525
Series 5123, Class JZ, 2.00%, 7/25/51	825	389,823
Series 5129, Class HZ, 1.25%, 4/25/50	1,695	663,055
Series 5129, Class WZ, 3.00%, 8/25/50	1	599
Series 5129, Class ZE, 3.00%, 9/25/50	225	123,718
Series 5129, Class ZH, 3.00%, 7/25/50	1	629
Series 5129, Class ZW, 3.00%, 8/25/50	1	420
Series 5159, Class MZ, 3.00%, 11/25/51	1,100	637,682
Series 5160, Class ZW, 3.00%, 8/25/50	2,938	2,132,911
Series 5169, Class JZ, 3.00%, 1/25/49	416	190,370
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,125,704
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,507,238
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5343, Class CS, 8.652%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(2)	$2,479	$ 2,438,632
Series 5418, Class FC, 5.016%, (30-day SOFR Average + 1.40%), 6/25/54(1)	21,405	21,559,156
Series 5445, Class BT, 0.125%, 8/25/54	4,004	2,987,155
Series 5461, Class Z, 6.50%, 10/25/54	348	346,782
Series 5478, Class SG, 7.555%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,030	4,781,450
Series 5489, Class S, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,287	4,151,957
Series 5500, Class SC, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	9,290	9,696,090
Series 5502, Class FD, 5.216%, (30-day SOFR Average + 1.60%), 2/25/55(1)	29,887	30,176,940
Series 5506, Class Z, 5.50%, 2/25/55	6,155	6,047,525
Series 5508, Class AS, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	9,079	9,518,773
Series 5508, Class DS, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	2,989	3,136,070
Series 5508, Class SC, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	7,146	7,444,710
Series 5511, Class LT, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(1)	2,035	2,042,974
Series 5511, Class TE, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(1)	1,537	1,551,372
Series 5513, Class MQ, 7.566%, (30-day SOFR Average + 3.95%), 6/25/54(1)	6,244	6,267,892
Series 5516, Class HZ, 6.00%, 3/25/55	13,062	13,385,531
Series 5516, Class MC, 6.916%, (30-day SOFR Average + 3.30%), 3/25/55(1)	5,035	5,126,898
Series 5517, Class NA, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(1)	5,416	5,535,356
Series 5517, Class NT, 7.566%, (30-day SOFR Average + 3.95%), 3/25/55(1)	4,458	4,563,983
Series 5523, Class ZC, 6.50%, 11/25/53	27	26,562
Series 5529, Class MA, 7.416%, (30-day SOFR Average + 3.80%), 3/25/55(1)	1,842	1,845,471
Series 5547, Class ME, 7.421%, (30-day SOFR Average + 3.805%), 6/25/55(1)	5,351	5,433,314
Series 5549, Class JF, 5.166%, (30-day SOFR Average + 1.55%), 6/25/55(1)	55,159	56,002,529
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(2)	4,281	4,299,964
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(2)	5,995	6,037,098
Series 5585, Class KZ, 6.00%, 10/25/55	2,445	2,405,613
Series 5594, Class Z, 6.00%, 11/25/53	2,443	2,452,152
Series 5596, Class FD, 4.916%, (30-day SOFR Average + 1.30%), 11/25/55(1)	54,880	54,888,118
Series 5604, Class SQ, 10.637%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(2)	5,479	5,370,369
Series 5617, Class EZ, 6.00%, 1/25/56	6,690	6,250,105
Series 5617, Class MZ, 6.00%, 1/25/56	2,685	2,672,580

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5620, Class Z, 6.00%, 11/25/55	$1,762	$ 1,648,056
Series 5628, Class Z, 6.00%, 6/25/55	4,813	4,765,629
Series 5637, Class Z, 6.00%, 6/25/55	11,691	11,692,176
Series 5639, Class MZ, 6.00%, 3/25/56	5,439	5,386,565
Series 5644, Class SE, 9.291%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(2)	1,903	1,918,721
Series 5645, Class ZH, 6.00%, 11/25/53	5,022	4,901,317
Series 5659, Class SD, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(2)	5,820	5,908,847
Series 5660, Class SC, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(2)	4,971	5,057,819
Series 5662, Class SA, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(2)	11,641	11,712,046
Series 5677, Class ES, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 7/25/56(2)	5,972	6,030,095
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	6,325	1,131,546
Series 354, Class C15, 3.50%, 11/15/46	6,193	1,142,720
Series 362, Class C11, 4.00%, 12/15/47	3,063	646,562
Series 362, Class C12, 4.00%, 12/15/47	6,236	1,245,431
Series 362, Class C7, 3.50%, 9/15/47	10,443	1,979,328
Series 380, Class C5, 3.50%, 1/25/50	7,374	1,453,824
Series 3030, Class SL, 2.36%, (5.986% - 30-day SOFR Average), 9/15/35(2)	525	25,909
Series 3114, Class TS, 2.91%, (6.536% - 30-day SOFR Average), 9/15/30(2)	303	7,022
Series 3339, Class JI, 2.85%, (6.476% - 30-day SOFR Average), 7/15/37(2)	455	27,592
Series 4094, Class CS, 2.26%, (5.886% - 30-day SOFR Average), 8/15/42(2)	341	27,727
Series 4109, Class SA, 2.46%, (6.086% - 30-day SOFR Average), 9/15/32(2)	525	22,456
Series 4497, Class CS, 2.46%, (6.086% - 30-day SOFR Average), 9/15/44(2)	77	1,561
Series 4507, Class EI, 4.00%, 8/15/44	1,494	143,818
Series 4507, Class MI, 3.50%, 8/15/44	78	1,679
Series 4549, Class DS, 2.16%, (5.786% - 30-day SOFR Average), 8/15/45(2)	396	17,179
Series 4601, Class IN, 3.50%, 7/15/46	10,222	1,830,157
Series 4625, Class BI, 3.50%, 6/15/46	2,008	345,054
Series 4637, Class IP, 3.50%, 4/15/44	2	1
Series 4749, Class IL, 4.00%, 12/15/47	706	142,848
Series 4768, Class IO, 4.00%, 3/15/48	815	164,434
Series 4768, Class KI, 4.00%, 11/15/47	1,430	281,275
Series 4772, Class PI, 4.00%, 1/15/48	886	175,227
Series 4791, Class SA, 2.46%, (6.086% - 30-day SOFR Average), 5/15/48(2)	3,448	350,937
Series 4796, Class AS, 2.46%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,184	222,244
Series 4808, Class IB, 4.00%, 5/15/48	3,427	723,218
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4966, Class SY, 2.319%, (5.936% - 30-day SOFR Average), 4/25/50(2)	$3,275	$ 344,417
Series 5008, Class IE, 2.00%, 9/25/50	28,384	3,449,447
Series 5010, Class I, 2.00%, 9/25/50	25,132	3,071,900
Series 5010, Class IB, 2.00%, 9/25/50	37,037	4,501,023
Series 5010, Class IN, 2.00%, 9/25/50	41,877	5,089,619
Series 5010, Class NI, 2.00%, 9/25/50	12,524	1,583,012
Series 5016, Class UI, 2.00%, 9/25/50	11,852	1,440,327
Series 5017, Class DI, 2.00%, 9/25/50	24,550	2,983,535
Series 5019, Class CI, 2.00%, 10/25/50	20,124	2,479,355
Series 5020, Class CI, 2.00%, 9/25/50	4,951	586,973
Series 5024, Class CI, 2.00%, 10/25/50	49,639	6,025,919
Series 5025, Class GI, 2.00%, 10/25/50	8,717	1,073,886
Series 5028, Class TI, 2.00%, 10/25/50	10,351	935,556
Series 5038, Class DI, 2.00%, 11/25/50	61,186	7,409,108
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	25,464	438,690
Series 5156, Class IP, 3.00%, 12/25/49	18,847	2,907,777
Series 5191, Class IB, 2.50%, 2/25/51	41,484	6,533,048
Series 5648, Class SA, 1.184%, (4.80% - 30-day SOFR Average), 2/25/56(2)	75,912	2,139,846
Series 5677, Class SW, 1.884%, (5.50% - 30-day SOFR Average), 7/25/56(2)	9,953	506,557
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	402	367,646
Series 239, Class PO, 0.00%, 8/15/36	330	263,362
Series 246, Class PO, 0.00%, 5/15/37	781	641,395
Series 3072, Class WO, 0.00%, 11/15/35	253	212,072
Series 3342, Class KO, 0.00%, 7/15/37	109	91,519
Series 3476, Class PO, 0.00%, 7/15/38	112	85,865
Series 3862, Class PO, 0.00%, 5/15/41	295	233,986
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,716,899
Federal National Mortgage Association:
Series G97-4, Class FA, 4.538%, (30-day SOFR Average + 0.914%), 6/17/27(1)	4	3,929
Series 2009-48, Class WA, 5.766%, 7/25/39(5)	79	80,055
Series 2009-62, Class WA, 5.596%, 8/25/39(5)	103	104,122
Series 2010-112, Class DZ, 4.00%, 10/25/40	232	222,031
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	88	84,591
Series 2012-103, Class ZP, 3.00%, 9/25/42	877	670,910
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	334,426
Series 2012-128, Class WS, 0.269%, (3.886% - 30-day SOFR Average), 11/25/42(2)	547	360,981
Series 2012-134, Class ZT, 2.00%, 12/25/42	861	613,194
Series 2013-52, Class GA, 1.00%, 6/25/43	484	414,966

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2013-58, Class SC, 0.404%, (5.828% - 30-day SOFR Average x 1.50), 6/25/43(2)	$2,651	$ 1,465,221
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	705,221
Series 2015-74, Class SL, 0.158%, (2.282% - 30-day SOFR Average x 0.587), 10/25/45(2)	1,883	1,153,354
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,031,886
Series 2017-15, Class LE, 3.00%, 6/25/46	56	55,631
Series 2017-56, Class KF, 4.747%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	539,386
Series 2017-56, Class KS, 1.253%, (4.886% - 30-day SOFR Average), 7/25/47(2)	314	138,951
Series 2019-1, Class FA, 4.331%, (30-day SOFR Average + 0.714%), 2/25/49(1)	4,562	4,511,946
Series 2020-63, Class ZN, 3.00%, 9/25/50	336	180,663
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,491	695,083
Series 2020-95, Class BZ, 2.50%, 1/25/51	342	154,481
Series 2020-96, Class EZ, 2.50%, 1/25/51	703	325,644
Series 2020-96, Class KZ, 2.50%, 1/25/51	335	155,195
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,136	564,380
Series 2021-11, Class KZ, 3.00%, 6/25/50	598	355,835
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,459	1,494,953
Series 2021-45, Class DZ, 3.00%, 7/25/51	411	214,802
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,316	676,301
Series 2021-55, Class ZN, 2.50%, 8/25/51	379	189,988
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,566	825,902
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,384,788
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,349,368
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	23,772,868
Series 2023-61, Class BL, 6.00%, 12/25/53	4,363	4,463,043
Series 2024-21, Class GZ, 6.00%, 5/25/54	7,505	7,706,924
Series 2024-82, Class CF, 4.966%, (30-day SOFR Average + 1.35%), 11/25/54(1)	43,335	43,466,106
Series 2024-86, Class FC, 5.016%, (30-day SOFR Average + 1.40%), 12/25/54(1)	8,602	8,640,050
Series 2024-92, Class JM, 7.566%, (30-day SOFR Average + 3.95%), 12/25/54(1)	2,770	2,835,572
Series 2024-98, Class S, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,723	4,575,437
Series 2024-102, Class SA, 7.665%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	6,625	6,433,417
Series 2024-105, Class KT, 0.125%, 1/25/55	7,594	5,965,822
Series 2025-2, Class BZ, 6.00%, 7/25/54	16,409	16,753,179
Series 2025-5, Class MH, 6.616%, (30-day SOFR Average + 3.00%), 2/25/55(1)	3,403	3,421,989
Series 2025-10, Class AS, 10.302%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	2,694	2,817,142
Series 2025-12, Class FM, 7.616%, (30-day SOFR Average + 4.00%), 3/25/55(1)	4,226	4,259,248
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-15, Class FM, 7.466%, (30-day SOFR Average + 3.85%), 4/25/55(1)	$4,504	$ 4,549,525
Series 2025-16, Class NA, 6.766%, (30-day SOFR Average + 3.15%), 1/25/55(1)	7,761	7,661,170
Series 2025-29, Class MH, 7.666%, (30-day SOFR Average + 4.05%), 2/25/55(1)	3,367	3,461,289
Series 2025-35, Class FE, 5.066%, (30-day SOFR Average + 1.45%), 5/25/55(1)	32,221	32,576,325
Series 2025-35, Class MT, 8.616%, (30-day SOFR Average + 5.00%), 5/25/55(1)	6,444	6,567,809
Series 2025-40, Class SZ, 6.00%, 10/25/54	2,179	2,165,752
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00, Cap 6.60%), 10/25/55(2)	7,512	7,187,016
Series 2025-89, Class UZ, 6.00%, 10/25/55	2,603	2,592,078
Series 2025-89, Class ZU, 6.00%, 10/25/55	5,265	5,139,442
Series 2025-91, Class UZ, 6.00%, 10/25/55	1,550	1,541,598
Series 2025-102, Class ZN, 6.00%, 12/25/55	4,680	4,678,960
Series 2025-114, Class ZA, 6.00%, 1/25/56	2,422	2,226,266
Series 2026-1, Class Z, 6.00%, 12/25/54	3,003	2,904,012
Series 2026-34, Class SA, 7.995%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(2)	3,908	3,883,247
Interest Only:(3)
Series 2004-60, Class SW, 3.319%, (6.936% - 30-day SOFR Average), 4/25/34(2)	29	288
Series 2005-68, Class XI, 6.00%, 8/25/35	625	78,952
Series 2006-65, Class PS, 3.489%, (7.106% - 30-day SOFR Average), 7/25/36(2)	394	31,011
Series 2007-99, Class SD, 2.669%, (6.286% - 30-day SOFR Average), 10/25/37(2)	606	34,952
Series 2007-102, Class ST, 2.709%, (6.326% - 30-day SOFR Average), 11/25/37(2)	282	14,416
Series 2011-59, Class IW, 6.00%, 7/25/41	418	55,892
Series 2012-147, Class SA, 2.369%, (5.986% - 30-day SOFR Average), 1/25/43(2)	502	40,341
Series 2014-41, Class SA, 2.319%, (5.936% - 30-day SOFR Average), 7/25/44(2)	541	58,778
Series 2014-55, Class IL, 3.50%, 9/25/44	457	83,496
Series 2014-55, Class IN, 3.50%, 7/25/44	411	73,551
Series 2014-89, Class IO, 3.50%, 1/25/45	651	118,974
Series 2015-22, Class GI, 3.50%, 4/25/45	186	32,361
Series 2015-31, Class SG, 2.369%, (5.986% - 30-day SOFR Average), 5/25/45(2)	654	78,200
Series 2015-36, Class IL, 3.00%, 6/25/45	617	85,119
Series 2016-61, Class DI, 3.00%, 4/25/46	497	51,950
Series 2018-21, Class IO, 3.00%, 4/25/48	3,063	485,223
Series 2018-42, Class IA, 3.50%, 6/25/47	617	77,791
Series 2019-1, Class SA, 1.669%, (5.286% - 30-day SOFR Average), 2/25/49(2)	3,189	146,195
Series 2020-23, Class SP, 2.319%, (5.936% - 30-day SOFR Average), 2/25/50(2)	9,661	1,016,495

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-45, Class HI, 2.50%, 7/25/50	$5,123	$ 741,916
Series 2020-73, Class NI, 2.00%, 10/25/50	5,396	666,382
Series 2020-89, Class PI, 2.50%, 12/25/50	10,939	1,731,585
Series 2020-94, Class DI, 2.00%, 1/25/51	12,965	1,673,510
Series 2021-3, Class KI, 2.50%, 2/25/51	22,752	3,317,962
Series 2021-3, Class LI, 2.50%, 2/25/51	21,170	3,029,203
Series 2021-10, Class EI, 2.00%, 3/25/51	10,303	1,360,709
Series 2021-34, Class QI, 3.00%, 6/25/51	33,187	5,859,563
Series 2021-73, Class AI, 2.50%, 6/25/49	6,478	880,369
Series 2021-94, Class CI, 3.00%, 1/25/52	8,294	1,359,891
Series 2022-6, Class IO, 2.50%, 7/25/51	25,808	4,070,208
Series 2026-54, Class SB, 1.834%, (5.45% - 30-day SOFR Average), 7/25/56(2)	69,587	3,407,023
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	697	571,517
Series 380, Class 1, 0.00%, 7/25/37	170	140,660
Series 2007-17, Class PO, 0.00%, 3/25/37	147	115,339
Series 2009-82, Class PO, 0.00%, 10/25/39	307	243,396
Series 2012-5, Class PO, 0.00%, 12/25/39	216	176,065
Series 2012-61, Class PO, 0.00%, 8/25/37	899	747,057
Series 2014-9, Class DO, 0.00%, 2/25/43	7,041	5,756,083
Series 2014-17, Class PO, 0.00%, 4/25/44	757	540,968
Government National Mortgage Association:
Series 2012-77, Class MT, 4.21%, (1 mo. SOFR + 0.504%), 5/16/41(1)	213	209,952
Series 2015-144, Class KB, 3.00%, 8/20/44	478	425,683
Series 2016-168, Class JF, 4.761%, (1 mo. SOFR + 1.114%), 11/20/46(1)	128	110,189
Series 2020-76, Class ZL, 2.75%, 5/20/50	336	119,465
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,723	972,982
Series 2021-49, Class VZ, 2.50%, 3/20/51	22	9,925
Series 2021-77, Class ZG, 3.00%, 7/20/50	385	215,866
Series 2021-86, Class ZJ, 1.50%, 5/20/51	296	107,060
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,549	736,762
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,618	1,550,512
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,245	1,245,548
Series 2021-121, Class ZE, 2.50%, 7/20/51	135	61,242
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,828	1,761,687
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,333	785,036
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,445	787,541
Series 2021-194, Class HZ, 3.00%, 11/20/51	10,118	6,880,712
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,305	5,550,254
Series 2021-214, Class LZ, 3.00%, 12/20/51	11,307	7,663,287
Series 2022-31, Class ZD, 3.00%, 2/20/52	862	446,385
Series 2022-175, Class SB, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(2)	941	911,396
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-189, Class US, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	$7,829	$ 8,045,695
Series 2022-195, Class AS, 9.726%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	2,550	2,663,091
Series 2022-197, Class SW, 7.629%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	3,377	3,312,734
Series 2022-208, Class YF, 4.621%, (30-day SOFR Average + 1.00%), 12/20/52(1)	14,022	14,022,545
Series 2022-211, Class HF, 4.621%, (30-day SOFR Average + 1.00%), 12/20/52(1)	56,087	56,053,530
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,143,065
Series 2023-53, Class SE, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	7,689	7,785,044
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,279,902
Series 2023-63, Class S, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,651	3,690,751
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,193,512
Series 2023-65, Class G, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	7,996	8,137,326
Series 2023-65, Class SB, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,117	2,121,877
Series 2023-65, Class SD, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,762	1,784,862
Series 2023-66, Class S, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,286	2,306,170
Series 2023-66, Class SD, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	914	922,468
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	18,859,926
Series 2023-83, Class GS, 10.942%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	3,936	4,148,100
Series 2023-83, Class S, 9.18%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	2,094	2,106,422
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,692,246
Series 2023-84, Class SN, 9.097%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	2,748	2,754,298
Series 2023-89, Class SD, 8.905%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	3,113	3,079,049
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,137,940
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,585,569
Series 2023-97, Class CB, 6.00%, 7/20/53	13,256	13,620,294
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,339,148
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,063,622
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	17,946,238
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,868,288
Series 2023-165, Class DY, 6.00%, 11/20/53	18,991	19,463,950
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,009,254
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,187,949
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	15,076,589
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	17,395,779
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,047,092

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-148, Class GB, 6.00%, 9/20/54	$9,622	$ 9,887,130
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,333,922
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,045,941
Series 2025-39, Class CM, 7.521%, (30-day SOFR Average + 3.90%), 3/20/55(1)	5,125	5,163,445
Series 2025-39, Class YM, 7.371%, (30-day SOFR Average + 3.75%), 3/20/55(1)	1,708	1,656,688
Series 2025-41, Class MT, 6.555%, (30-day SOFR Average + 2.933%), 3/20/65(1)	6,871	6,999,845
Series 2025-41, Class NT, 6.555%, (30-day SOFR Average + 2.933%), 3/20/55(1)	8,605	8,595,540
Series 2025-62, Class FM, 7.821%, (30-day SOFR Average + 4.20%), 4/20/55(1)	2,568	2,625,825
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(2)	6,152	6,122,304
Series 2025-64, Class FM, 7.881%, (30-day SOFR Average + 4.26%), 4/20/55(1)	5,340	5,461,030
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(2)	4,374	4,353,872
Series 2025-82, Class FL, 8.121%, (30-day SOFR Average + 4.50%), 5/20/55(1)	2,381	2,385,471
Series 2025-83, Class JM, 8.741%, (30-day SOFR Average + 5.12%), 5/20/55(1)	4,928	5,178,153
Series 2025-83, Class MU, 7.921%, (30-day SOFR Average + 4.30%), 4/20/55(1)	2,192	2,205,134
Series 2025-90, Class MB, 7.921%, (30-day SOFR Average + 4.30%), 5/20/55(1)	4,384	4,410,268
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	10,577	10,883,606
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	4,978	5,021,529
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(2)	1,244	1,267,985
Series 2025-99, Class FM, 7.471%, (30-day SOFR Average + 3.85%), 6/20/55(1)	7,460	7,444,299
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	7,338	7,428,484
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	3,111	3,185,727
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	4,978	5,089,051
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(2)	8,114	8,305,515
Series 2025-134, Class MC, 10.321%, (30-day SOFR Average + 6.70%), 6/20/55(1)	1,187	1,207,250
Series 2025-139, Class MT, 6.921%, (30-day SOFR Average + 3.30%), 4/20/55(1)	6,855	7,013,002
Series 2025-155, Class DZ, 6.00%, 9/20/55	4,607	4,588,232
Series 2025-157, Class ZM, 6.00%, 9/20/55	2,551	2,527,677
Series 2025-160, Class Z, 6.00%, 9/20/55	5,447	5,436,052
Series 2025-169, Class Z, 6.00%, 10/20/55	6,054	5,997,710
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-171, Class XZ, 6.50%, 10/20/65	$775	$ 773,288
Series 2025-178, Class ZN, 6.00%, 10/20/55	419	417,855
Series 2025-205, Class SP, 10.057%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(2)	19,494	19,738,926
Series 2025-205, Class ZG, 6.00%, 10/20/55	3,502	3,485,445
Series 2026-2, Class DZ, 6.00%, 1/20/56	3,672	3,624,624
Series 2026-5, Class QS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(2)	15,179	15,605,452
Series 2026-8, Class ZN, 6.00%, 1/20/56	4,392	4,317,955
Series 2026-28, Class PS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(2)	3,928	3,945,525
Series 2026-28, Class QS, 9.712%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(2)	1,963	1,970,778
Series 2026-28, Class SC, 9.712%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(2)	3,927	3,941,555
Series 2026-44, Class LS, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(2)	7,895	8,052,130
Series 2026-47, Class AS, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(2)	7,881	8,006,183
Series 2026-47, Class SA, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(2)	14,793	15,085,077
Series 2026-63, Class SW, 9.275%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(2)	5,950	6,045,159
Series 2026-108, Class CZ, 6.00%, 6/20/56	15,987	15,611,303
Series 2026-117, Class ZB, 6.00%, 7/20/56	4,028	4,002,508
Series 2026-135, Class Z, 6.50%, 11/20/55(6)	7,497	7,484,312
Interest Only:(3)
Series 2014-98, Class IM, 1.043%, 1/20/43(5)	3,281	105,695
Series 2015-151, Class KI, 1.005%, 11/20/42(5)	3,721	99,829
Series 2017-104, Class SD, 2.416%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,633	166,845
Series 2017-121, Class DS, 0.716%, (4.386% - 1 mo. SOFR), 8/20/47(2)	1,842	52,103
Series 2018-127, Class SG, 2.466%, (6.136% - 1 mo. SOFR), 9/20/48(2)	4,342	406,708
Series 2019-27, Class SA, 2.266%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,435	126,966
Series 2019-38, Class SQ, 2.266%, (5.936% - 1 mo. SOFR), 3/20/49(2)	4,543	429,002
Series 2019-43, Class BS, 2.266%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,650	230,628
Series 2020-97, Class MI, 2.50%, 3/20/50	4,160	563,172
Series 2020-116, Class MI, 2.00%, 8/20/50	411	51,367
Series 2020-134, Class IM, 2.50%, 9/20/50	11,616	1,767,377
Series 2020-146, Class IQ, 2.00%, 10/20/50	109,925	13,755,780
Series 2020-146, Class QI, 2.00%, 10/20/50	32,966	4,084,488
Series 2020-151, Class AI, 2.00%, 10/20/50	69,661	8,702,826
Series 2020-162, Class BI, 2.00%, 10/20/50	15,874	1,984,133

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-167, Class KI, 2.00%, 11/20/50	$69,881	$ 8,756,237
Series 2020-167, Class YI, 2.00%, 11/20/50	84,791	10,621,872
Series 2020-173, Class DI, 2.00%, 11/20/50	69,575	8,711,125
Series 2020-176, Class AI, 2.00%, 11/20/50	23,540	2,948,309
Series 2020-176, Class HI, 2.50%, 11/20/50	15,997	2,433,230
Series 2020-181, Class TI, 2.00%, 12/20/50	68,325	8,577,109
Series 2020-185, Class BI, 2.00%, 12/20/50	13,685	1,717,993
Series 2021-9, Class GI, 2.00%, 1/20/51	33,132	4,182,293
Series 2021-15, Class AI, 2.00%, 1/20/51	18,069	2,281,067
Series 2021-23, Class TI, 2.50%, 2/20/51	9,073	1,366,055
Series 2021-30, Class AI, 2.00%, 2/20/51	7,868	1,001,601
Series 2021-46, Class IM, 2.50%, 3/20/51	3,731	549,935
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	11,768	48,235
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,323	17,510
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	12,602	240,621
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	7,742	143,984
Series 2021-97, Class IG, 2.50%, 8/20/49	54,979	6,321,521
Series 2021-97, Class QI, 3.00%, 6/20/51	12,411	2,140,104
Series 2021-98, Class EI, 3.00%, 6/20/51	24,144	3,802,677
Series 2021-114, Class MI, 3.00%, 6/20/51	9,061	1,538,757
Series 2021-122, Class NI, 3.00%, 7/20/51	6,219	1,072,335
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	15,402	249,200
Series 2021-131, Class QI, 3.00%, 7/20/51	22,189	2,842,873
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	17,563	29,008
Series 2021-160, Class DI, 3.00%, 9/20/51	23,162	3,941,600
Series 2021-160, Class IT, 2.50%, 9/20/51	31,608	3,440,084
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	34,719	64,692
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	17,601	32,747
Series 2021-193, Class IU, 3.00%, 11/20/49	48,312	6,906,553
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	39,498	214,008
Series 2021-196, Class GI, 3.00%, 11/20/51	23,880	3,913,241
Series 2021-201, Class PI, 3.00%, 11/20/51	18,753	2,124,585
Series 2021-209, Class IW, 3.00%, 11/20/51	12,518	1,674,111
Series 2022-104, Class IO, 2.50%, 6/20/51	19,953	2,849,674
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	150,003	794,520
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	$16,667	$ 88,280
Series 2022-126, Class AS, 0.069%, (3.69% - 30-day SOFR Average), 7/20/52(2)	44,731	501,035
Series 2022-126, Class SC, 0.109%, (3.73% - 30-day SOFR Average), 7/20/52(2)	33,334	389,998
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	97,231	651,030
Series 2023-13, Class SA, 1.779%, (5.40% - 30-day SOFR Average), 1/20/53(2)	5,917	231,460
Series 2023-19, Class SD, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,095	631,075
Series 2023-20, Class HS, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(2)	6,262	430,509
Series 2023-22, Class ES, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(2)	8,349	574,051
Series 2023-22, Class SA, 2.079%, (5.70% - 30-day SOFR Average), 2/20/53(2)	10,375	486,321
Series 2023-24, Class SB, 1.529%, (5.15% - 30-day SOFR Average), 2/20/53(2)	16,698	599,618
Series 2023-24, Class SG, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(2)	8,349	574,051
Series 2023-32, Class SA, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(2)	28,177	1,937,423
Series 2023-38, Class LS, 2.679%, (6.30% - 30-day SOFR Average), 3/20/53(2)	12,403	836,146
Series 2023-47, Class HS, 2.679%, (6.30% - 30-day SOFR Average), 3/20/53(2)	4,134	278,715
Series 2023-47, Class SC, 2.629%, (6.25% - 30-day SOFR Average), 3/20/53(2)	6,230	414,124
Series 2023-53, Class SK, 2.579%, (6.20% - 30-day SOFR Average), 4/20/53(2)	17,057	1,119,478
Series 2023-65, Class BS, 2.529%, (6.15% - 30-day SOFR Average), 5/20/53(2)	17,098	923,921
Series 2024-64, Class EI, 6.50%, 4/20/64	3,982	761,718
Series 2026-3, Class ES, 1.429%, (5.05% - 30-day SOFR Average), 1/20/66(2)	19,151	433,891
Series 2026-100, Class SH, 1.979%, (5.60% - 30-day SOFR Average), 6/20/66(2)	14,929	491,402
Series 2026-119, Class KS, 1.866%, (5.50% - 30-day SOFR Average), 7/20/56(2)	20,000	1,162,575
Series 2026-121, Class GS, 1.938%, (5.55% - 30-day SOFR Average), 7/20/66(2)	20,000	668,468
Series 2026-121, Class SG, 1.888%, (5.50% - 30-day SOFR Average), 7/20/66(2)	20,000	652,786
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	511	394,973
Series 2010-88, Class OA, 0.00%, 7/20/40	360	271,329
Series 2015-24, Class KO, 0.00%, 6/20/35	228	209,153

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Principal Only: (continued)
Series 2024-83, Class BO, 0.00%, 6/20/53	$5,043	$ 3,920,475
Total Collateralized Mortgage Obligations (identified cost $1,655,326,090)		$1,586,002,654

Government National Mortgage Association Participation Agreements — 2.9%

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.481%, 1/1/59(7)	$90,581	$ 90,989,683
Total Government National Mortgage Association Participation Agreements (identified cost $90,580,711)		$ 90,989,683

U.S. Department of Agriculture Loans — 1.9%

Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$6,000	$ 6,023,380
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	19,053	19,127,021
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	19,352	19,352,282
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	1,435	1,446,791
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	1,393	1,404,557
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	1,338	1,349,323
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	2,122	2,140,322
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	3,160	3,186,642
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	7,347	7,410,309
Total U.S. Department of Agriculture Loans (identified cost $61,199,029)		$ 61,440,627

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.655%, 8/25/41(5)	$39,160	$ 942,975
Series 2021-SB92, Class X1, 0.522%, 8/25/41(5)	17,894	457,829
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.662%, 4/16/63(5)	46,119	2,313,178
Series 2021-132, Class IO, 0.71%, 4/16/63(5)	52,898	2,688,668
Series 2021-144, Class IO, 0.808%, 4/16/63(5)	46,218	2,690,505
Series 2021-186, Class IO, 0.736%, 5/16/63(5)	42,170	2,317,472
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	63,979	2,897,702
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $17,963,735)		$ 14,308,329

U.S. Government Agency Mortgage-Backed Securities — 67.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.228%, (COF + 1.254%), with maturity at 2029(8)	$2	$ 1,982
4.23%, (COF + 1.254%), with maturity at 2035(8)	29	28,593
4.372%, (COF + 1.252%), with maturity at 2032(8)	41	40,819
4.50%, with maturity at 2035	138	134,724
4.637%, (COF + 1.25%), with maturity at 2030(8)	34	33,814
5.00%, with maturity at 2052	3,826	3,667,046
5.072%, (COF + 2.325%), with maturity at 2037(8)	50	50,304
5.488%, (1 yr. CMT + 1.975%), with maturity at 2034(8)	154	157,065
5.50%, with various maturities to 2053	43,752	43,667,694
5.752%, (30-day SOFR Average + 2.37%), with maturity at 2052(8)	431	438,099
5.851%, (1 yr. CMT + 2.238%), with maturity at 2036(8)	226	232,530
5.92%, (1 yr. CMT + 2.251%), with maturity at 2038(8)	215	220,782
6.00%, with various maturities to 2055	36,285	36,811,952
6.032%, (1 yr. CMT + 2.252%), with maturity at 2035(8)	635	651,352
6.091%, (30-day SOFR Average + 2.148%), with maturity at 2054(8)	1,502	1,515,753

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.144%, (1 yr. CMT + 2.356%), with maturity at 2036(8)	$208	$ 214,162
6.50%, with various maturities to 2055	65,850	67,999,153
7.00%, with maturity at 2033	14	13,913
Federal National Mortgage Association:
3.988%, (COF + 1.254%), with various maturities to 2035(8)	161	158,047
3.99%, (COF + 1.25%), with various maturities to 2027(8)	4	3,610
4.099%, (COF + 1.254%), with maturity at 2033(8)	87	86,383
4.108%, (COF + 1.254%), with maturity at 2034(8)	36	35,498
4.283%, (COF + 1.261%), with maturity at 2036(8)	47	46,352
4.351%, (COF + 1.332%), with maturity at 2036(8)	30	29,389
4.539%, (COF + 1.799%), with maturity at 2034(8)	78	77,193
4.549%, (1 Yr. MTA + 1.15%), with maturity at 2038(8)	1	1,195
4.58%, (COF + 1.852%), with maturity at 2034(8)	12	12,288
4.606%, (COF + 1.26%), with maturity at 2036(8)	8	8,233
4.665%, (COF + 1.504%), with maturity at 2029(8)	57	56,922
4.67%, (COF + 1.186%), with maturity at 2037(8)	8	7,609
4.825%, (COF + 1.737%), with maturity at 2035(8)	101	100,582
4.96%, (COF + 1.80%), with maturity at 2036(8)	127	126,785
4.985%, (COF + 1.793%), with maturity at 2035(8)	70	69,757
4.992%, (COF + 1.774%), with maturity at 2034(8)	15	14,859
5.00%, with various maturities to 2048	994	957,675
5.045%, (COF + 2.295%), with maturity at 2026(8)	1	642
5.50%, with various maturities to 2052	26,516	26,428,378
5.862%, (1 yr. CMT + 1.936%), with maturity at 2033(8)	78	79,521
5.887%, (1 yr. CMT + 2.10%), with maturity at 2040(8)	89	92,023
5.911%, (1 yr. CMT + 2.10%), with maturity at 2037(8)	205	211,362
5.931%, (1 yr. CMT + 2.204%), with maturity at 2039(8)	447	460,599
5.95%, (30-day SOFR Average + 2.05%), with maturity at 2054(8)	1,707	1,736,296
5.967%, (1 yr. CMT + 2.156%), with maturity at 2036(8)	83	85,292
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.981%, (30-day SOFR Average + 2.283%), with maturity at 2054(8)	$1,457	$ 1,485,323
6.00%, with various maturities to 2054	14,514	14,842,502
6.05%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(8)	67	69,392
6.07%, (1 yr. CMT + 2.195%), with maturity at 2031(8)	2	1,700
6.133%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(8)	243	249,306
6.156%, (1 yr. CMT + 2.25%), with maturity at 2033(8)	532	546,647
6.266%, (1 yr. CMT + 2.595%), with maturity at 2038(8)	225	233,025
6.351%, (COF + 2.004%), with maturity at 2032(8)	11	10,979
6.50%, with various maturities to 2055	34,165	35,329,247
7.00%, with maturity at 2054	1,082	1,128,562
7.50%, with maturity at 2054	133	139,497
Government National Mortgage Association:
5.00%, with various maturities to 2052	68,751	67,308,140
5.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	11	11,118
5.50%, with various maturities to 2062	84,487	84,947,821
6.00%, 30-Year, TBA(9)	90,000	91,235,830
6.00%, with various maturities to 2066	125,450	128,805,382
6.50%, with various maturities to 2066	651,893	670,534,380
7.00%, with various maturities to 2066	56,126	57,857,951
7.50%, with various maturities to 2064	3,687	3,821,166
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(9)	315,200	312,121,867
6.00%, 30-Year, TBA(9)	402,275	406,942,014
6.50%, 30-Year, TBA(9)	92,900	95,821,273
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,173,990,201)		$2,160,209,349

U.S. Government Guaranteed Small Business Administration Pools & Loans — 0.7%

Security	Principal Amount (000's omitted)	Value
5.75%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	$9,487	$ 9,943,760
6.075%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	5,403	5,707,236

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(10)(11)(12)
Series 2018-5, Class A, 2.095%, 6/27/44	$29,901	$ 1,134,936
Series 2019-1, Class A, 2.532%, 9/25/45	93,726	4,719,181
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $52,098,918)		$ 21,505,113

Short-Term Investments — 4.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(13)	128,465,943	$ 128,465,943
Total Short-Term Investments (identified cost $128,465,943)		$ 128,465,943
Total Investments — 127.7% (identified cost $4,179,624,627)		$4,062,921,698
Other Assets, Less Liabilities — (27.7)%		$ (881,460,361)
Net Assets — 100.0%		$3,181,461,337

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2026.
(3)
Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(6)	When-issued security.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)
Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at
July 31, 2026.

(9)
TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

(10)
Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $5,854,117 or 0.2% of the Fund's net assets.

(12)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2026, of all interest only securities comprising the trust.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(3,539)	Short	9/30/26	$(375,051,056)	$2,002,105
U.S. 10-Year Treasury Note	(58)	Short	9/21/26	(6,264,000)	6,300
U.S. Ultra-Long Treasury Bond	(1,802)	Short	9/21/26	(197,656,875)	4,883,229
					$6,891,634

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	120,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$50,698,803	$ —	$50,698,803
Total						$50,698,803	$ —	$50,698,803

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $128,465,943, which represents 4.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$44,144,647	$1,362,475,567	$(1,278,154,271)	$ —	$ —	$128,465,943	$1,756,012	128,465,943

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Short Duration Government Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,586,002,654	$ —	$1,586,002,654
Government National Mortgage Association Participation Agreements	—	90,989,683	—	90,989,683
U.S. Department of Agriculture Loans	—	61,440,627	—	61,440,627
U.S. Government Agency Commercial Mortgage-Backed Securities	—	14,308,329	—	14,308,329
U.S. Government Agency Mortgage-Backed Securities	—	2,160,209,349	—	2,160,209,349
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	21,505,113	—	21,505,113
Short-Term Investments	128,465,943	—	—	128,465,943
Total Investments	$128,465,943	$3,934,455,755	$—	$4,062,921,698
Futures Contracts	$6,891,634	$ —	$ —	$6,891,634
Swap Contracts	—	50,698,803	—	50,698,803
Total	$135,357,577	$3,985,154,558	$—	$4,120,512,135
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.